DIRECT COMMERCIAL PROPERTY EXPENSE (Tables)	6 Months Ended
Jun. 30, 2022
Direct operating expense from investment property [abstract]
Disclosure of detailed information about direct commercial property expense
The components of direct commercial property expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2022	2021	2022	2021
Property maintenance	$172	$172	$352	$354
Real estate taxes	140	152	287	309
Employee compensation and benefits	37	40	73	78
Depreciation and amortization	6	18	15	38
Lease expense(1)	3	3	6	6
Other(2)	94	107	189	213
Total direct commercial property expense	$452	$492	$922	$998
(1)Represents the operating expenses relating to variable lease payments not included in the measurement of the lease liability.
(2)For the three and six months ended June 30, 2022, the partnership recorded a loss (recovery) allowance in commercial property operating expenses of $(4) million and $(4) million (2021 - $12 million and $25 million).